FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Later than one year [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 4,248	£ 11,945
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 3,030	£ 11,895